Earnings per share (basic and diluted) (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of earnings per share
The following table presents the calculation of basic and diluted earnings per share:

	2025	2024	2023

Net Income attributable to owners of the Parent	5,169,787	4,513,409	3,898,702
Basic weighted average number of outstanding shares (i) (iii)	527,318	541,673	539,835
Basic earnings per share - R$	9.8039	8.3324	7.2220

Effect of dilution
Share-based plan (ii) (iii)	4,605	6,646	4,377
Diluted weighted average number of outstanding shares (iii)	531,923	548,319	544,212
Diluted earnings per share - R$	9.7191	8.2314	7.1639

(i)See on note 24, the number of XP Inc.’s outstanding common shares during the year.
(ii)See on note 32, the number of shares granted and forfeited during the year regarding XP Inc.’s share-based plan.
(iii)Thousands of shares.